Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statements [Line Items]
Opening balance of ROU asset	$ 506,023	$ 616,578
Lease addition and modification for the fiscal year	848,726	138,563
Lease disposals for the financial year	(23,021)	0
Depreciation for the financial year	(284,945)	(255,110)
Foreign exchange differences	(60,082)	5,992
Closing balance of ROU asset	$ 986,701	$ 506,023